Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Disclosure of transactions between related parties
For the year ended December 31, 2019 and 2018, related party transactions and balances with the Corporation's 49% owned equity accounted investee, Weichai Ballard JV, were as follows:

Balances with related party - Weichai Ballard JV	2019	2018
Trade and other receivables	$10,057	$1,123
Investments	21,642	13,989
Deferred revenue	11,857	8,875

Transactions during the year with related party - Weichai Ballard JV	2019	2018
Revenues	$37,197	$1,248

For the year ended December 31, 2019 and 2018, related party transactions and balances with the Corporation's 10% owned equity accounted investee, Synergy Ballard JVCo, were as follows:

Balances with related party - Synergy Ballard JVCo	2019	2018
Trade and other receivables	$65	$481
Investments	—	—
Deferred revenue	46	2,021

Transactions during the year with related party - Synergy Ballard JVCo	2019	2018
Revenues	$8,666	$17,547

Key management personnel compensation is comprised of:

	2019	2018
Salaries and employee benefits	$3,098	$2,869
Post-employment retirement benefits	56	49
Termination benefits	—	12
Share-based compensation (note 19)	1,651	1,353
	$4,805	$4,283